UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02594

MFS SERIES TRUST IV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2014

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

February 28, 2014

MFS® MID CAP GROWTH FUND

OTC-SEM

MFS® MID CAP GROWTH FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The U.S. economy appears to have slowed early in 2014 after a strong second half of 2013. Harsh winter weather likely contributed to at least a temporary softening of consumer demand. Looking at the longer term, the pace of U.S. economic growth has been modest since the recovery began late in 2009. Corporate profits remain healthy overall. A major plus is the removal of a highly confrontational atmosphere in the U.S. Congress, which had clouded business decision-making since 2011.

Globally, recent months have been dominated by volatility, including emerging market currency jitters and rising geopolitical tensions. These add to the possibility of economic uncertainty and financial market unease. However, the eurozone continues to show signs of recovery, while Japan is making progress as it seeks to break free of deflation.

China’s transition toward a more consumer-oriented and less export-driven economy — one with a more stable and sustainable growth rate — could be positive in the long term. However, in the near term, any deceleration in China’s rate of growth could have a ripple effect on its many global trading partners.

In uncertain times such as these, it is particularly important to remember that managing risk should always be a top priority. At MFS®, active risk management is an integral part of our collaborative process. Our global team of investment professionals shares ideas and evaluates opportunities that span continents, investment disciplines and asset classes. Our goal is to build better insights, and ultimately better results, for our clients.

We understand and appreciate the economic challenges investors face, and we believe in the value of maintaining a long-term view and applying proven principles, such as asset allocation and diversification. We are confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

April 14, 2014

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Gartner, Inc.	2.2%
Actavis PLC	2.1%
Jones Lang LaSalle, Inc.	2.1%
AMETEK, Inc.	1.9%
Ross Stores, Inc.	1.9%
Alexion Pharmaceuticals, Inc.	1.8%
PerkinElmer, Inc.	1.7%
Roper Industries, Inc.	1.7%
FleetCor Technologies, Inc.	1.7%
IntercontinentalExchange Group, Inc.	1.7%

Equity sectors
Health Care	16.8%
Industrial Goods & Services	15.6%
Special Products & Services	13.1%
Technology	9.5%
Retailing	8.6%
Leisure	8.5%
Financial Services	6.7%
Energy	5.0%
Consumer Staples	4.0%
Autos & Housing	3.5%
Basic Materials	2.8%
Utilities & Communications	2.3%
Transportation	1.0%

Percentages are based on net assets as of 2/28/14.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

September 1, 2013 through February 28, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2013 through February 28, 2014.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/13	Ending Account Value 2/28/14	Expenses Paid During Period (p) 9/01/13-2/28/14
A	Actual	1.20%	$1,000.00	$1,189.71	$6.52
	Hypothetical (h)	1.20%	$1,000.00	$1,018.84	$6.01
B	Actual	1.95%	$1,000.00	$1,185.67	$10.57
	Hypothetical (h)	1.95%	$1,000.00	$1,015.12	$9.74
C	Actual	1.94%	$1,000.00	$1,184.97	$10.51
	Hypothetical (h)	1.94%	$1,000.00	$1,015.17	$9.69
I	Actual	0.95%	$1,000.00	$1,191.68	$5.16
	Hypothetical (h)	0.95%	$1,000.00	$1,020.08	$4.76
R1	Actual	1.95%	$1,000.00	$1,185.26	$10.57
	Hypothetical (h)	1.95%	$1,000.00	$1,015.12	$9.74
R2	Actual	1.45%	$1,000.00	$1,188.48	$7.87
	Hypothetical (h)	1.45%	$1,000.00	$1,017.60	$7.25
R3	Actual	1.20%	$1,000.00	$1,189.83	$6.52
	Hypothetical (h)	1.20%	$1,000.00	$1,018.84	$6.01
R4	Actual	0.95%	$1,000.00	$1,191.86	$5.16
	Hypothetical (h)	0.95%	$1,000.00	$1,020.08	$4.76
R5	Actual	0.88%	$1,000.00	$1,191.52	$4.78
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41
529A	Actual	1.20%	$1,000.00	$1,189.82	$6.52
	Hypothetical (h)	1.20%	$1,000.00	$1,018.84	$6.01
529B	Actual	2.00%	$1,000.00	$1,184.87	$10.83
	Hypothetical (h)	2.00%	$1,000.00	$1,014.88	$9.99
529C	Actual	2.00%	$1,000.00	$1,185.29	$10.84
	Hypothetical (h)	2.00%	$1,000.00	$1,014.88	$9.99

(h)	5% class return per year before expenses.
(p)	Expenses Paid During Period are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A, Class C, and Class 529A shares, this rebate reduced the expense ratio above by 0.01%, 0.01%, and 0.05%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

4

PORTFOLIO OF INVESTMENTS

2/28/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.4%
Issuer	Shares/Par	Value ($)

Aerospace - 2.9%
BE Aerospace, Inc. (a)	269,520	$22,707,057
TransDigm Group, Inc.	126,914	22,608,460

		$45,315,517
Alcoholic Beverages - 0.7%
Constellation Brands, Inc., “A” (a)	128,310	$10,396,959

Apparel Manufacturers - 1.4%
PVH Corp.	175,943	$22,244,473

Automotive - 2.4%
LKQ Corp. (a)	541,570	$15,104,387
TRW Automotive Holdings Corp. (a)	282,450	23,251,284

		$38,355,671
Biotechnology - 3.9%
Alexion Pharmaceuticals, Inc. (a)	160,560	$28,387,008
Illumina, Inc. (a)	75,420	12,933,776
Isis Pharmaceuticals, Inc. (a)	45,480	2,319,480
Medivation, Inc. (a)	23,400	1,682,694
Regeneron Pharmaceuticals, Inc. (a)	32,397	10,772,003
Vertex Pharmaceuticals, Inc. (a)	57,760	4,670,474

		$60,765,435
Broadcasting - 1.9%
Discovery Communications, Inc., “A” (a)	152,076	$12,670,972
RetailMeNot, Inc. (a)	221,820	9,265,421
Scripps Networks Interactive, Inc., “A”	104,020	8,450,585

		$30,386,978
Brokerage & Asset Managers - 4.3%
Affiliated Managers Group, Inc. (a)	126,630	$23,812,772
Evercore Partners, Inc.	311,390	17,325,740
IntercontinentalExchange Group, Inc.	124,491	25,998,700

		$67,137,212
Business Services - 10.9%
Bright Horizons Family Solutions, Inc. (a)	489,767	$19,331,103
Cognizant Technology Solutions Corp., “A” (a)	237,329	24,696,456
FleetCor Technologies, Inc. (a)	201,950	26,239,364

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - continued
Gartner, Inc. (a)	489,340	$34,038,490
IHS, Inc., “A” (a)	79,950	9,584,406
Jones Lang LaSalle, Inc.	261,980	32,275,936
Realogy Holdings Corp. (a)	244,620	11,609,665
Verisk Analytics, Inc., “A” (a)	195,210	12,437,805

		$170,213,225
Cable TV - 1.7%
Charter Communications, Inc., “A” (a)	93,570	$11,861,869
Liberty Global PLC, “A” (a)	171,120	14,810,436

		$26,672,305
Computer Software - 3.5%
Autodesk, Inc. (a)	216,110	$11,337,131
Citrix Systems, Inc. (a)	210,370	12,632,719
CommVault Systems, Inc. (a)	50,030	3,446,066
Qlik Technologies, Inc. (a)	430,800	13,139,400
TIBCO Software, Inc. (a)	617,990	13,466,002

		$54,021,318
Computer Software - Systems - 2.4%
SS&C Technologies Holdings, Inc. (a)	391,073	$15,126,704
Vantiv, Inc., “A” (a)	712,030	22,663,915

		$37,790,619
Construction - 1.1%
Pool Corp.	290,930	$17,007,768

Consumer Products - 0.8%
Newell Rubbermaid, Inc.	379,820	$12,196,020

Consumer Services - 2.2%
DeVry, Inc.	109,680	$4,607,657
HomeAway, Inc. (a)	157,720	7,234,616
Priceline.com, Inc. (a)	16,806	22,668,605

		$34,510,878
Containers - 0.5%
Crown Holdings, Inc. (a)	182,850	$8,231,907

Electrical Equipment - 6.9%
AMETEK, Inc.	546,592	$29,100,558
Amphenol Corp., “A”	112,990	9,945,380
Mettler-Toledo International, Inc. (a)	40,940	10,061,414

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - continued
Pentair Ltd.	262,170	$21,185,958
Sensata Technologies Holding B.V. (a)	201,080	8,171,891
TriMas Corp. (a)	344,260	11,570,579
WESCO International, Inc. (a)	202,010	17,415,282

		$107,451,062
Electronics - 1.8%
Altera Corp.	564,340	$20,491,185
Stratasys Ltd. (a)	56,220	7,147,249

		$27,638,434
Energy - Independent - 3.4%
Cabot Oil & Gas Corp.	588,510	$20,597,850
Gulfport Energy Corp. (a)	245,700	16,240,770
Pioneer Natural Resources Co.	82,456	16,588,498

		$53,427,118
Entertainment - 1.4%
AMC Networks, Inc., “A” (a)	293,400	$22,304,268

Food & Beverages - 2.5%
Chr. Hansen Holding A.S.	448,317	$18,599,372
Mead Johnson Nutrition Co., “A”	130,400	10,634,120
WhiteWave Foods Co., “A” (a)	351,770	9,955,091

		$39,188,583
Gaming & Lodging - 2.6%
Extended Stay America, Inc.	433,910	$11,056,027
MGM Mirage (a)	315,860	8,701,943
Wynn Resorts Ltd.	84,412	20,469,066

		$40,227,036
General Merchandise - 1.0%
Five Below, Inc. (a)	403,380	$15,546,265

Insurance - 0.7%
Lincoln National Corp.	214,690	$10,762,410

Internet - 1.9%
ChannelAdvisor Corp. (a)	155,790	$7,069,750
LinkedIn Corp., “A” (a)	48,059	9,805,958
Shutterstock, Inc. (a)	67,120	6,670,386
Yelp, Inc. (a)	68,470	6,464,937

		$30,011,031

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Leisure & Toys - 0.7%
Brunswick Corp.	227,350	$10,183,007

Machinery & Tools - 5.2%
Colfax Corp. (a)	114,960	$8,177,105
Flowserve Corp.	228,294	18,539,756
Joy Global, Inc.	169,890	9,343,950
Roper Industries, Inc.	196,104	26,595,624
WABCO Holdings, Inc. (a)	188,610	19,323,095

		$81,979,530
Major Banks - 0.7%
Morgan Stanley	340,970	$10,501,876

Medical & Health Technology & Services - 4.2%
Advisory Board Co. (a)	163,750	$10,493,100
Catamaran Corp. (a)	94,730	4,270,428
Cerner Corp. (a)	287,550	17,646,944
Covance, Inc. (a)	99,910	10,346,680
Henry Schein, Inc. (a)	199,490	23,747,290

		$66,504,442
Medical Equipment - 4.0%
C.R. Bard, Inc.	98,409	$14,186,641
Cooper Cos., Inc.	91,738	11,761,729
Endologix, Inc. (a)	358,270	4,836,645
PerkinElmer, Inc.	595,940	27,008,001
Thermo Fisher Scientific, Inc.	44,910	5,593,091

		$63,386,107
Oil Services - 1.6%
Core Laboratories N.V.	45,539	$8,563,609
Dresser-Rand Group, Inc. (a)	106,650	5,794,295
FMC Technologies, Inc. (a)	197,170	9,905,821

		$24,263,725
Other Banks & Diversified Financials - 1.0%
MasterCard, Inc., “A”	208,357	$16,193,506

Pharmaceuticals - 4.6%
Actavis PLC (a)	149,380	$32,986,092
Endo Health Solutions, Inc. (a)	154,320	12,317,822
Jazz Pharmaceuticals PLC (a)	70,820	10,760,745
Salix Pharmaceuticals, Ltd. (a)	152,950	16,506,364

		$72,571,023

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pollution Control - 0.6%
Stericycle, Inc. (a)	86,165	$9,822,810

Railroad & Shipping - 1.0%
Kansas City Southern Co.	159,512	$14,981,367

Restaurants - 0.2%
BJ’s Restaurants, Inc. (a)	132,960	$3,682,992

Specialty Chemicals - 2.3%
Airgas, Inc.	78,590	$8,472,002
Arrowhead Research Corp. (a)	89,120	1,732,493
FMC Corp.	198,010	15,282,412
W.R. Grace & Co. (a)	102,700	10,407,618

		$35,894,525
Specialty Stores - 6.2%
Advance Auto Parts, Inc.	167,390	$21,318,790
GameStop Corp., “A” (l)	154,220	5,753,948
PetSmart, Inc.	46,710	3,132,373
Ross Stores, Inc.	398,540	29,013,712
Tiffany & Co.	126,050	11,754,163
Tractor Supply Co.	178,720	12,610,483
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	76,830	6,890,883
Urban Outfitters, Inc. (a)	183,460	6,868,742

		$97,343,094
Telecommunications - Wireless - 2.3%
American Tower Corp., REIT	165,690	$13,498,764
SBA Communications Corp. (a)	230,180	21,906,231

		$35,404,995
Total Common Stocks (Identified Cost, $1,171,002,162)		$1,524,515,491

Money Market Funds - 2.7%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	42,816,396	$42,816,396

9

Portfolio of Investments (unaudited) – continued

Collateral for Securities Loaned - 0.3%
Issuer	Shares/Par	Value ($)

Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement, 0.04%, dated 2/28/14, due 3/3/14, total to be received $4,392,815 (secured by U.S. Treasury and Federal Agency obligations valued at $4,480,657 in an individually traded account), at Cost and Value	$4,392,800	$4,392,800
Total Investments (Identified Cost, $1,218,211,358)		$1,571,724,687

Other Assets, Less Liabilities - (0.4)%		(5,810,173)
Net Assets - 100.0%		$1,565,914,514

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,175,394,962)	$1,528,908,291
Underlying affiliated funds, at cost and value	42,816,396
Total investments, at value, including $4,313,036 of securities on loan (identified cost, $1,218,211,358)	$1,571,724,687
Receivables for
Fund shares sold	770,639
Interest and dividends	402,836
Other assets	7,999
Total assets	$1,572,906,161
Liabilities
Payables for
Investments purchased	$52,117
Fund shares reacquired	1,809,763
Collateral for securities loaned, at value	4,392,800
Payable to affiliates
Investment adviser	60,633
Shareholder servicing costs	572,296
Distribution and service fees	5,603
Program manager fees	9
Payable for independent Trustees’ compensation	34,944
Accrued expenses and other liabilities	63,482
Total liabilities	$6,991,647
Net assets	$1,565,914,514
Net assets consist of
Paid-in capital	$1,194,708,828
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	353,515,172
Accumulated net realized gain (loss) on investments and foreign currency	23,029,525
Accumulated net investment loss	(5,339,011)
Net assets	$1,565,914,514
Shares of beneficial interest outstanding	108,538,827

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$255,337,144	18,099,594	$14.11
Class B	19,537,017	1,552,560	12.58
Class C	38,806,927	3,154,397	12.30
Class I	11,999,457	821,367	14.61
Class R1	2,113,882	168,541	12.54
Class R2	4,721,765	346,720	13.62
Class R3	2,327,690	165,810	14.04
Class R4	388,565	27,083	14.35
Class R5	1,227,092,422	83,930,981	14.62
Class 529A	2,408,674	174,707	13.79
Class 529B	315,873	25,530	12.37
Class 529C	865,098	71,537	12.09

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $14.97 [100 / 94.25 x $14.11] and $14.63 [100 / 94.25 x $13.79], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Income
Dividends	$3,655,608
Interest	15,537
Dividends from underlying affiliated funds	12,140
Foreign taxes withheld	(75,110)
Total investment income	$3,608,175
Expenses
Management fee	$5,396,016
Distribution and service fees	597,718
Program manager fees	1,506
Shareholder servicing costs	877,722
Administrative services fee	89,421
Independent Trustees’ compensation	18,299
Custodian fee	71,716
Shareholder communications	21,219
Audit and tax fees	26,063
Legal fees	5,864
Miscellaneous	86,359
Total expenses	$7,191,903
Reduction of expenses by investment adviser and distributor	(137,244)
Net expenses	$7,054,659
Net investment loss	$(3,446,484)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$179,793,767
Foreign currency	(4,030)
Net realized gain (loss) on investments and foreign currency	$179,789,737
Change in unrealized appreciation (depreciation)
Investments	$76,187,600
Translation of assets and liabilities in foreign currencies	3,326
Net unrealized gain (loss) on investments and foreign currency translation	$76,190,926
Net realized and unrealized gain (loss) on investments and foreign currency	$255,980,663
Change in net assets from operations	$252,534,179

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 2/28/14	Year ended 8/31/13
Change in net assets	(unaudited)
From operations
Net investment loss	$(3,446,484)	$(1,268,403)
Net realized gain (loss) on investments and foreign currency	179,789,737	121,746,838
Net unrealized gain (loss) on investments and foreign currency translation	76,190,926	131,463,477
Change in net assets from operations	$252,534,179	$251,941,912
Change in net assets from fund share transactions	$(3,302,983)	$50,989,785
Total change in net assets	$249,231,196	$302,931,697
Net assets
At beginning of period	1,316,683,318	1,013,751,621
At end of period (including accumulated net investment loss of $5,339,011 and $1,892,527, respectively)	$1,565,914,514	$1,316,683,318

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/14		Years ended 8/31
Class A			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$11.86		$9.57	$8.73	$7.12	$6.31	$9.21
Income (loss) from investment operations
Net investment loss (d)	$(0.04)		$(0.03)	$(0.07)	$(0.05)	$(0.04)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	2.29		2.32	0.91	1.66	0.85	(2.88)
Total from investment operations	$2.25		$2.29	$0.84	$1.61	$0.81	$(2.90)
Net asset value, end of period (x)	$14.11		$11.86	$9.57	$8.73	$7.12	$6.31
Total return (%) (r)(s)(t)(x)	18.97	(n)	23.93	9.62	22.61	12.84	(31.49)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.22	(a)	1.24	1.26	1.28	1.34	1.42
Expenses after expense reductions (f)	1.20	(a)	1.23	1.25	1.28	1.34	1.42
Net investment loss	(0.69	)(a)	(0.30)	(0.74)	(0.52)	(0.60)	(0.38)
Portfolio turnover	40	(n)	58	63	86	78	141
Net assets at end of period (000 omitted)	$255,337		$218,693	$191,462	$196,911	$167,816	$155,565

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/28/14		Years ended 8/31
Class B			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$10.61		$8.63	$7.94	$6.52	$5.82	$8.56
Income (loss) from investment operations
Net investment loss (d)	$(0.08)		$(0.10)	$(0.12)	$(0.10)	$(0.09)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	2.05		2.08	0.81	1.52	0.79	(2.68)
Total from investment operations	$1.97		$1.98	$0.69	$1.42	$0.70	$(2.74)
Net asset value, end of period (x)	$12.58		$10.61	$8.63	$7.94	$6.52	$5.82
Total return (%) (r)(s)(t)(x)	18.57	(n)	22.94	8.69	21.78	12.03	(32.01)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.97	(a)	1.99	2.01	2.03	2.09	2.18
Expenses after expense reductions (f)	1.95	(a)	1.98	2.01	2.03	2.09	2.18
Net investment loss	(1.45	)(a)	(1.05)	(1.49)	(1.24)	(1.37)	(1.11)
Portfolio turnover	40	(n)	58	63	86	78	141
Net assets at end of period (000 omitted)	$19,537		$17,881	$18,918	$24,759	$29,392	$46,214

	Six months ended 2/28/14		Years ended 8/31
Class C			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$10.38		$8.44	$7.76	$6.38	$5.69	$8.36
Income (loss) from investment operations
Net investment loss (d)	$(0.08)		$(0.10)	$(0.12)	$(0.10)	$(0.09)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	2.00		2.04	0.80	1.48	0.78	(2.61)
Total from investment operations	$1.92		$1.94	$0.68	$1.38	$0.69	$(2.67)
Net asset value, end of period (x)	$12.30		$10.38	$8.44	$7.76	$6.38	$5.69
Total return (%) (r)(s)(t)(x)	18.50	(n)	22.99	8.76	21.63	12.13	(31.94)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.97	(a)	1.99	2.01	2.03	2.09	2.17
Expenses after expense reductions (f)	1.94	(a)	1.98	2.01	2.03	2.09	2.17
Net investment loss	(1.44	)(a)	(1.06)	(1.49)	(1.26)	(1.35)	(1.12)
Portfolio turnover	40	(n)	58	63	86	78	141
Net assets at end of period (000 omitted)	$38,807		$32,334	$28,647	$29,123	$26,724	$26,786

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/14		Years ended 8/31
Class I			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$12.26		$9.87	$8.99	$7.31	$6.46	$9.40
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$0.01	$(0.05)	$(0.02)	$(0.03)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	2.38		2.38	0.93	1.70	0.88	(2.93)
Total from investment operations	$2.35		$2.39	$0.88	$1.68	$0.85	$(2.94)
Net asset value, end of period (x)	$14.61		$12.26	$9.87	$8.99	$7.31	$6.46
Total return (%) (r)(s)(x)	19.17	(n)	24.21	9.79	22.98	13.16	(31.28)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	0.96	1.00	1.03	1.09	1.17
Expenses after expense reductions (f)	0.95	(a)	0.96	1.00	1.03	1.09	1.17
Net investment income (loss)	(0.45	)(a)	0.13	(0.49)	(0.27)	(0.35)	(0.13)
Portfolio turnover	40	(n)	58	63	86	78	141
Net assets at end of period (000 omitted)	$11,999		$8,986	$764,857	$613,721	$486,162	$458,652

	Six months ended 2/28/14		Years ended 8/31
Class R1			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$10.58		$8.60	$7.91	$6.50	$5.80	$8.53
Income (loss) from investment operations
Net investment loss (d)	$(0.08)		$(0.10)	$(0.12)	$(0.10)	$(0.09)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	2.04		2.08	0.81	1.51	0.79	(2.67)
Total from investment operations	$1.96		$1.98	$0.69	$1.41	$0.70	$(2.73)
Net asset value, end of period (x)	$12.54		$10.58	$8.60	$7.91	$6.50	$5.80
Total return (%) (r)(s)(x)	18.53	(n)	23.02	8.72	21.69	12.07	(32.00)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.97	(a)	1.99	2.01	2.03	2.09	2.17
Expenses after expense reductions (f)	1.95	(a)	1.98	2.01	2.03	2.09	2.17
Net investment loss	(1.45	)(a)	(1.05)	(1.49)	(1.26)	(1.35)	(1.13)
Portfolio turnover	40	(n)	58	63	86	78	141
Net assets at end of period (000 omitted)	$2,114		$1,949	$1,777	$1,861	$1,811	$1,844

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/14		Years ended 8/31
Class R2			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$11.46		$9.27	$8.48	$6.94	$6.16	$9.01
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.06)	$(0.09)	$(0.07)	$(0.06)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	2.22		2.25	0.88	1.61	0.84	(2.82)
Total from investment operations	$2.16		$2.19	$0.79	$1.54	$0.78	$(2.85)
Net asset value, end of period (x)	$13.62		$11.46	$9.27	$8.48	$6.94	$6.16
Total return (%) (r)(s)(x)	18.85	(n)	23.62	9.32	22.19	12.66	(31.63)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	(a)	1.49	1.51	1.53	1.59	1.67
Expenses after expense reductions (f)	1.45	(a)	1.48	1.51	1.53	1.59	1.67
Net investment loss	(0.95	)(a)	(0.56)	(0.99)	(0.76)	(0.85)	(0.61)
Portfolio turnover	40	(n)	58	63	86	78	141
Net assets at end of period (000 omitted)	$4,722		$4,449	$4,357	$4,614	$4,143	$4,233

	Six months ended 2/28/14		Years ended 8/31
Class R3			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$11.80		$9.52	$8.69	$7.09	$6.28	$9.17
Income (loss) from investment operations
Net investment loss (d)	$(0.05)		$(0.03)	$(0.07)	$(0.04)	$(0.04)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	2.29		2.31	0.90	1.64	0.85	(2.87)
Total from investment operations	$2.24		$2.28	$0.83	$1.60	$0.81	$(2.89)
Net asset value, end of period (x)	$14.04		$11.80	$9.52	$8.69	$7.09	$6.28
Total return (%) (r)(s)(x)	18.98	(n)	23.95	9.55	22.57	12.90	(31.52)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.22	(a)	1.24	1.25	1.28	1.34	1.43
Expenses after expense reductions (f)	1.20	(a)	1.23	1.25	1.28	1.34	1.42
Net investment loss	(0.70	)(a)	(0.31)	(0.74)	(0.49)	(0.61)	(0.39)
Portfolio turnover	40	(n)	58	63	86	78	141
Net assets at end of period (000 omitted)	$2,328		$2,000	$1,617	$1,364	$1,478	$1,544

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/14		Years ended 8/31
Class R4			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$12.04		$9.70	$8.82	$7.18	$6.34	$9.24
Income (loss) from investment operations
Net investment loss (d)	$(0.03)		$(0.01)	$(0.05)	$(0.02)	$(0.03)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	2.34		2.35	0.93	1.66	0.87	(2.89)
Total from investment operations	$2.31		$2.34	$0.88	$1.64	$0.84	$(2.90)
Net asset value, end of period (x)	$14.35		$12.04	$9.70	$8.82	$7.18	$6.34
Total return (%) (r)(s)(x)	19.19	(n)	24.12	9.98	22.84	13.25	(31.39)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	0.99	1.00	1.03	1.09	1.12
Expenses after expense reductions (f)	0.95	(a)	0.98	1.00	1.03	1.09	1.11
Net investment loss	(0.45	)(a)	(0.06)	(0.49)	(0.27)	(0.35)	(0.07)
Portfolio turnover	40	(n)	58	63	86	78	141
Net assets at end of period (000 omitted)	$389		$355	$256	$199	$159	$136

	Six months ended 2/28/14		Year ended 8/31/13 (i)
Class R5
	(unaudited)
Net asset value, beginning of period	$12.27		$10.30
Income (loss) from investment operations
Net investment loss (d)	$(0.03)		$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	2.38		1.98
Total from investment operations	$2.35		$1.97
Net asset value, end of period (x)	$14.62		$12.27
Total return (%) (r)(s)(x)	19.15	(n)	19.13	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.93	(a)
Expenses after expense reductions (f)	0.88	(a)	0.92	(a)
Net investment loss	(0.38	)(a)	(0.08	)(a)
Portfolio turnover	40	(n)	58
Net assets at end of period (000 omitted)	$1,227,092		$1,027,324

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/14		Years ended 8/31
Class 529A			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$11.59		$9.35	$8.54	$6.97	$6.18	$9.04
Income (loss) from investment operations
Net investment loss (d)	$(0.04)		$(0.03)	$(0.07)	$(0.05)	$(0.05)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	2.24		2.27	0.88	1.62	0.84	(2.83)
Total from investment operations	$2.20		$2.24	$0.81	$1.57	$0.79	$(2.86)
Net asset value, end of period (x)	$13.79		$11.59	$9.35	$8.54	$6.97	$6.18
Total return (%) (r)(s)(t)(x)	18.98	(n)	23.96	9.48	22.53	12.78	(31.64)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.32	(a)	1.34	1.35	1.38	1.44	1.57
Expenses after expense reductions (f)	1.20	(a)	1.24	1.30	1.37	1.44	1.56
Net investment loss	(0.70	)(a)	(0.33)	(0.79)	(0.62)	(0.69)	(0.52)
Portfolio turnover	40	(n)	58	63	86	78	141
Net assets at end of period (000 omitted)	$2,409		$1,844	$1,231	$949	$685	$507

	Six months ended 2/28/14		Years ended 8/31
Class 529B			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$10.44		$8.50	$7.81	$6.42	$5.73	$8.45
Income (loss) from investment operations
Net investment loss (d)	$(0.09)		$(0.11)	$(0.12)	$(0.11)	$(0.09)	$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	2.02		2.05	0.81	1.50	0.78	(2.65)
Total from investment operations	$1.93		$1.94	$0.69	$1.39	$0.69	$(2.72)
Net asset value, end of period (x)	$12.37		$10.44	$8.50	$7.81	$6.42	$5.73
Total return (%) (r)(s)(t)(x)	18.49	(n)	22.82	8.83	21.65	12.04	(32.19)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.07	(a)	2.09	2.11	2.13	2.19	2.25
Expenses after expense reductions (f)	2.00	(a)	2.03	2.06	2.12	2.19	2.25
Net investment loss	(1.50	)(a)	(1.11)	(1.54)	(1.34)	(1.44)	(1.27)
Portfolio turnover	40	(n)	58	63	86	78	141
Net assets at end of period (000 omitted)	$316		$287	$243	$264	$271	$219

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/28/14		Years ended 8/31
Class 529C			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$10.20		$8.30	$7.63	$6.28	$5.61	$8.26
Income (loss) from investment operations
Net investment loss (d)	$(0.08)		$(0.10)	$(0.12)	$(0.11)	$(0.09)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	1.97		2.00	0.79	1.46	0.76	(2.59)
Total from investment operations	$1.89		$1.90	$0.67	$1.35	$0.67	$(2.65)
Net asset value, end of period (x)	$12.09		$10.20	$8.30	$7.63	$6.28	$5.61
Total return (%) (r)(s)(t)(x)	18.53	(n)	22.89	8.78	21.50	11.94	(32.08)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.07	(a)	2.09	2.10	2.13	2.19	2.27
Expenses after expense reductions (f)	2.00	(a)	2.03	2.05	2.12	2.19	2.27
Net investment loss	(1.50	)(a)	(1.11)	(1.54)	(1.37)	(1.45)	(1.24)
Portfolio turnover	40	(n)	58	63	86	78	141
Net assets at end of period (000 omitted)	$865		$582	$386	$330	$239	$205

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, January 2, 2013, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Mid Cap Growth Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a an enforceable Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 (“ASU 2013-08”) Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

22

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that

23

Notes to Financial Statements (unaudited) – continued

the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,524,515,491	$—	$—	$1,524,515,491
Short Term Securities	—	4,392,800	—	4,392,800
Mutual Funds	42,816,396	—	—	42,816,396
Total Investments	$1,567,331,887	$4,392,800	$—	$1,571,724,687

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund enters into repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. Upon an event of default under a Master Repurchase Agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. At period end, the fund had investments in repurchase agreements with a gross value of $4,392,800 included in “Investments” in the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at period end.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses

24

Notes to Financial Statements (unaudited) – continued

are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in repurchase agreements with approved counterparties. At period end, the fund had investment securities on loan with a fair value of $4,313,036 and a related liability of $4,392,800 for collateral received on securities loaned, both of which are presented gross on the Statement of Assets and Liabilities. Collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. The collateral received on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in

25

Notes to Financial Statements (unaudited) – continued

additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended February 28, 2014, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the Fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses.

The fund declared no distributions for the current period or for the year ended August 31, 2013.

26

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/14
Cost of investments	$1,218,283,610
Gross appreciation	367,787,148
Gross depreciation	(14,346,071)
Net unrealized appreciation (depreciation)	$353,441,077

As of 8/31/13
Capital loss carryforwards	(156,687,960)
Late year ordinary loss deferral	(1,855,972)
Other temporary differences	(38,038)
Net unrealized appreciation (depreciation)	277,253,477

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after August 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of August 31, 2013, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

8/31/18	$(156,687,960)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $3 billion of average daily net assets	0.75%
Average daily net assets in excess of $3 billion	0.70%

The investment adviser has agreed in writing to reduce its management fee to 0.70% of average daily net assets in excess of $1 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2014. For the six months ended February 28, 2014, this

27

Notes to Financial Statements (unaudited) – continued

management fee reduction amounted to $111,793, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2014, this management fee reduction amounted to $16,340, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2014 was equivalent to an annual effective rate of 0.73% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5	529A	529B	529C
1.30%	2.05%	2.05%	1.05%	2.05%	1.55%	1.30%	1.05%	0.95%	1.35%	2.10%	2.10%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2014. For the six months ended February 28, 2014, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $23,483 and $727 for the six months ended February 28, 2014, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

28

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$295,140
Class B	0.75%	0.25%	1.00%	1.00%	94,008
Class C	0.75%	0.25%	1.00%	0.99%	177,327
Class R1	0.75%	0.25%	1.00%	1.00%	10,015
Class R2	0.25%	0.25%	0.50%	0.50%	11,174
Class R3	—	0.25%	0.25%	0.25%	2,645
Class 529A	—	0.25%	0.25%	0.20%	2,550
Class 529B	0.75%	0.25%	1.00%	1.00%	1,488
Class 529C	0.75%	0.25%	1.00%	1.00%	3,371
Total Distribution and Service Fees					$597,718

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2014, this rebate amounted to $5,903, $280, $984, $514, and $7 for Class A, Class B, Class C, Class 529A, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2014, were as follows:

Amount
Class A	$582
Class B	7,218
Class C	752
Class 529B	—
Class 529C	—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily

29

Notes to Financial Statements (unaudited) – continued

net assets for each 529 share class. This waiver agreement will expire on December 31, 2014, unless MFD elects to extend the waiver. For the six months ended February 28, 2014, this waiver amounted to $752 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended February 28, 2014 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended February 28, 2014, were as follows:

	Fee	Waiver
Class 529A	$1,020	$510
Class 529B	149	74
Class 529C	337	168
Total Program Manager Fees and Waivers	$1,506	$752

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2014, the fee was $136,213, which equated to 0.0189% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended February 28, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $200,596.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended February 28, 2014, these costs for the fund amounted to $540,913 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2014 was equivalent to an annual effective rate of 0.0124% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional

30

Notes to Financial Statements (unaudited) – continued

compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $317 and the Retirement Deferral plan resulted in an expense of $3,784. Both amounts are included in independent Trustees’ compensation for the six months ended February 28, 2014. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $34,940 at February 28, 2014, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 28, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,654 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $671, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On December 31, 2012, MFS purchased 9,709 shares of Class R5 for an aggregate amount of $100,000. On September 11, 2013, MFS redeemed 9,706 shares of Class R5 for an aggregate amount of $124,528.

31

Notes to Financial Statements (unaudited) – continued

At February 28, 2014, MFS held 77% and 77% of the outstanding shares of Class R4, and Class 529B, respectively.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $563,905,777 and $586,639,150, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/14		Year ended 8/31/13 (i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,009,741	$13,285,697	2,202,218	$24,087,716
Class B	88,177	1,028,018	182,857	1,768,222
Class C	255,566	2,922,582	308,951	2,989,423
Class I	147,078	2,015,831	4,830,110	48,689,987
Class R1	10,330	120,667	31,558	309,168
Class R2	23,988	300,920	46,981	492,733
Class R3	22,877	298,906	29,792	326,268
Class R4	609	8,056	5,470	60,110
Class R5	2,472,478	32,979,256	86,399,426	923,376,064
Class 529A	23,249	305,641	45,412	485,244
Class 529B	865	9,937	1,140	10,708
Class 529C	16,708	192,395	18,580	177,441
	4,071,666	$53,467,906	94,102,495	$1,002,773,084

Shares reacquired
Class A	(1,355,919)	$(17,748,709)	(3,761,781)	$(40,211,942)
Class B	(220,118)	(2,599,495)	(689,565)	(6,575,235)
Class C	(216,945)	(2,484,012)	(587,326)	(5,461,570)
Class I	(58,510)	(794,714)	(81,554,676)	(866,349,774)
Class R1	(26,021)	(300,055)	(53,829)	(499,723)
Class R2	(65,510)	(810,799)	(128,633)	(1,248,430)
Class R3	(26,564)	(340,001)	(30,108)	(330,491)
Class R4	(2,991)	(38,534)	(2,359)	(27,587)
Class R5	(2,282,367)	(31,500,318)	(2,658,556)	(30,795,368)
Class 529A	(7,729)	(97,485)	(17,856)	(186,460)
Class 529B	(2,802)	(31,476)	(2,296)	(21,915)
Class 529C	(2,233)	(25,291)	(8,043)	(74,804)
	(4,267,709)	$(56,770,889)	(89,495,028)	$(951,783,299)

32

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/14		Year ended 8/31/13 (i)
	Shares	Amount	Shares	Amount
Net change
Class A	(346,178)	$(4,463,012)	(1,559,563)	$(16,124,226)
Class B	(131,941)	(1,571,477)	(506,708)	(4,807,013)
Class C	38,621	438,570	(278,375)	(2,472,147)
Class I	88,568	1,221,117	(76,724,566)	(817,659,787)
Class R1	(15,691)	(179,388)	(22,271)	(190,555)
Class R2	(41,522)	(509,879)	(81,652)	(755,697)
Class R3	(3,687)	(41,095)	(316)	(4,223)
Class R4	(2,382)	(30,478)	3,111	32,523
Class R5	190,111	1,478,938	83,740,870	892,580,696
Class 529A	15,520	208,156	27,556	298,784
Class 529B	(1,937)	(21,539)	(1,156)	(11,207)
Class 529C	14,475	167,104	10,537	102,637
	(196,043)	$(3,302,983)	4,607,467	$50,989,785

(i)	For Class R5, the period is from inception, January 2, 2013, through the stated period end.

On January 11, 2013, certain Class I shares were automatically converted to Class R5 shares. Shareholders of certain Class I shares became shareholders of Class R5 and received Class R5 shares with a total net asset value equal to their class I shares at the time of the conversion.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2040 Fund, and the MFS Lifetime 2020 Fund were the owners of record of approximately 28%, 26%, 10%, 7%, 2%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2010 Fund, the MFS Lifetime 2015 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime 2055 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund,

33

Notes to Financial Statements (unaudited) – continued

based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2014, the fund’s commitment fee and interest expense were $2,959 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	26,818,119	129,556,766	(113,558,489)	42,816,396

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$12,140	$42,816,396

34

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

35

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

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ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 28, 2014

MFS® MONEY MARKET FUND

MFS® GOVERNMENT

MONEY MARKET FUND

MCM-SEM

MFS® MONEY MARKET FUND

MFS® GOVERNMENT MONEY MARKET FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The U.S. economy appears to have slowed early in 2014 after a strong second half of 2013. Harsh winter weather likely contributed to at least a temporary softening of consumer demand. Looking at the longer term, the pace of U.S. economic growth has been modest since the recovery began late in 2009. Corporate profits remain healthy overall. A major plus is the removal of a highly confrontational atmosphere in the U.S. Congress, which had clouded business decision-making since 2011.

Globally, recent months have been dominated by volatility, including emerging market currency jitters and rising geopolitical tensions. These add to the possibility of economic uncertainty and financial market unease. However, the eurozone continues to show signs of recovery, while Japan is making progress as it seeks to break free of deflation.

China’s transition toward a more consumer-oriented and less export-driven economy — one with a more stable and sustainable growth rate — could be positive in the long term. However, in the near term, any deceleration in China’s rate of growth could have a ripple effect on its many global trading partners.

In uncertain times such as these, it is particularly important to remember that managing risk should always be a top priority. At MFS®, active risk management is an integral part of our collaborative process. Our global team of investment professionals shares ideas and evaluates opportunities that span continents, investment disciplines and asset classes. Our goal is to build better insights, and ultimately better results, for our clients.

We understand and appreciate the economic challenges investors face, and we believe in the value of maintaining a long-term view and applying proven principles, such as asset allocation and diversification. We are confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

April 14, 2014

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

MFS MONEY MARKET FUND

Portfolio structure (u)

Composition including fixed income credit quality (a)(u)
A-1+	14.0%
A-1	85.8%
A-2	0.8%
Not Rated	0.0%
Other Assets Less Liabilities	(0.6)%

Maturity Breakdown (u)
0 - 7 days	12.2%
8 - 29 days	26.4%
30 - 59 days	36.4%
60 - 89 days	16.0%
90 - 365 days	9.6%
Other Assets Less Liabilities	(0.6)%

MFS GOVERNMENT MONEY

MARKET FUND

Portfolio structure (u)

Composition including fixed income credit quality (a)(u)
A-1+	10.4%
A-1	89.3%
A-2	0.3%
Not Rated	0.0%
Other Assets Less Liabilities (o)	(0.0)%

Maturity Breakdown (u)
0 - 7 days	19.0%
8 - 29 days	8.9%
30 - 59 days	46.8%
60 - 89 days	12.3%
90 - 365 days	13.0%
Other Assets Less Liabilities (o)	(0.0)%

2

Portfolio Composition – continued

(a)	Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund is not rated by these agencies.
(o)	Less than 0.1%.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.

From time to time “Other Assets Less Liabilities” may be negative due to timing of cash receipts.

Percentages are based on net assets as of 2/28/14.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2013 through February 28, 2014

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; and other fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2013 through February 28, 2014.

Actual Expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line in the following tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

MFS MONEY MARKET FUND

	Annualized Expense Ratio	Beginning Account Value 9/01/13	Ending Account Value 2/28/14	Expenses Paid During Period (p) 9/01/13-2/28/14
Actual	0.11%	$1,000.00	$1,000.00	$0.55
Hypothetical (h)	0.11%	$1,000.00	$1,024.25	$0.55

MFS GOVERNMENT MONEY MARKET FUND

	Annualized Expense Ratio	Beginning Account Value 9/01/13	Ending Account Value 2/28/14	Expenses Paid During Period (p) 9/01/13-2/28/14
Actual	0.09%	$1,000.00	$1,000.00	$0.45
Hypothetical (h)	0.09%	$1,000.00	$1,024.35	$0.45

(h)	5% fund return per year before expenses.
(p)	Expenses Paid During Period are equal to each fund’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Tables

As more fully disclosed in footnote 3 to the financial statements, the expense ratios reported above include additional expense reductions to avoid a negative yield.

5

PORTFOLIO OF INVESTMENTS

2/28/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS MONEY MARKET FUND

Certificates of Deposit - 17.0%
Issuer	Shares/Par	Value ($)

Major Banks - 9.0%
Bank of Montreal/Chicago Branch, 0.16%, due 4/10/14	$10,358,000	$10,358,000
Bank of Nova Scotia/Houston Branch, 0.16%, due 3/27/14	8,788,000	8,788,000
Toronto Dominion Holdings (USA), Inc., 0.105%, due 3/18/14	12,101,000	12,101,000
Toronto Dominion Holdings (USA), Inc., 0.115%, due 3/24/14	3,289,000	3,289,000

		$34,536,000
Other Banks & Diversified Financials - 8.0%
Mizuho Corporate Bank (USA)/New York Branch, 0.2%, due 4/17/14	$15,052,000	$15,052,000
National Bank of Canada/New York Branch, 0.19%, due 4/22/14	15,825,000	15,825,000

		$30,877,000
Total Certificates of Deposit, at Cost and Value		$65,413,000

Commercial Paper (y) - 45.7%
Automotive - 4.8%
American Honda Finance Corp., 0.07%, due 3/10/14	$4,935,000	$4,934,914
American Honda Finance Corp., 0.13%, due 3/07/14	3,372,000	3,371,927
American Honda Finance Corp., 0.13%, due 4/22/14	4,400,000	4,399,174
Toyota Motor Credit Corp., 0.14%, due 5/06/14	5,742,000	5,740,526

		$18,446,541
Business Services - 2.5%
Cisco Systems, Inc., 0.07%, due 3/19/14 (t)	$9,565,000	$9,564,665

Consumer Products - 5.8%
Kimberly Clark Worldwide, Inc., 0.05%, due 3/20/14 (t)	$7,435,000	$7,434,804
Kimberly Clark Worldwide, Inc., 0.08%, due 3/18/14 (t)	1,000,000	999,962
Procter & Gamble Co., 0.1%, due 4/16/14 (t)	5,215,000	5,214,334
Procter & Gamble Co., 0.1%, due 5/09/14 (t)	6,452,000	6,450,763
Procter & Gamble Co., 0.12%, due 5/13/14 (t)	1,176,000	1,175,714
Reckitt Benckiser Treasury Services PLC, 0.08%, due 3/18/14 (t)	1,100,000	1,099,959

		$22,375,536
Electronics - 3.8%
Emerson Electric Co., 0.11%, due 4/03/14 (t)	$14,671,000	$14,669,521

Financial Institutions - 4.0%
General Electric Capital Corp., 0.12%, due 5/20/14	$15,445,000	$15,440,881

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Commercial Paper (y) - continued
Food & Beverages - 9.9%
Anheuser-Busch Inbev Worldwide, Inc., 0.18%, due 4/28/14 (t)	$14,741,000	$14,736,725
Anheuser-Busch Inbev Worldwide, Inc., 0.21%, due 5/21/14 (t)	510,000	509,759
Coca-Cola Co., 0.14%, due 6/04/14 (t)	3,250,000	3,248,799
Coca-Cola Co., 0.16%, due 7/14/14 (t)	10,000,000	9,994,000
Coca-Cola Co., 0.19%, due 6/23/14 (t)	2,095,000	2,093,740
PepsiCo, Inc., 0.05%, due 4/16/14 (t)	7,580,000	7,579,516

		$38,162,539
Major Banks - 8.9%
Bank of Nova Scotia, 0.165%, due 5/27/14	$1,000,000	$999,601
Bank of Nova Scotia, 0.195%, due 6/25/14	5,548,000	5,544,514
Wells Fargo & Co., 0.2%, due 5/02/14	1,015,000	1,014,650
Wells Fargo & Co., 0.2%, due 6/03/14	12,000,000	11,993,733
Wells Fargo & Co., 0.21%, due 8/13/14	2,334,000	2,331,754
Westpac Banking Corp., 0.14%, due 3/25/14 (t)	12,312,000	12,310,851

		$34,195,103
Pharmaceuticals - 5.7%
Merck & Co., Inc., 0.04%, due 3/03/14 (t)	$6,561,000	$6,560,985
Sanofi, 0.09%, due 3/21/14 (t)	15,456,000	15,455,227

		$22,016,212
Retailers - 0.3%
Wal-Mart Stores, Inc., 0.06%, due 3/17/14 (t)	$888,000	$887,976
Total Commercial Paper, at Amortized Cost and Value		$175,758,974

U.S. Government Agencies and Equivalents (y) - 29.5%
Federal Home Loan Bank, 0.02%, due 3/05/14	$4,550,000	$4,549,990
Federal Home Loan Bank, 0.025%, due 3/21/14	4,761,000	4,760,934
Federal Home Loan Bank, 0.028%, due 3/21/14	9,813,000	9,812,847
Federal Home Loan Bank, 0.1%, due 3/21/14	10,000,000	9,999,444
Federal Home Loan Bank, 0.055%, due 4/02/14	2,125,000	2,124,896
Federal Home Loan Bank, 0.05%, due 4/09/14	4,344,000	4,343,765
Federal Home Loan Bank, 0.09%, due 4/09/14	3,706,000	3,705,639
Federal Home Loan Bank, 0.06%, due 4/16/14	408,000	407,969
Federal Home Loan Bank, 0.06%, due 4/23/14	17,946,000	17,944,415
Federal Home Loan Bank, 0.08%, due 5/07/14	9,264,000	9,262,621
Federal Home Loan Bank, 0.07%, due 5/16/14	8,846,000	8,844,693
U.S. Treasury Bill, 0.05%, due 4/17/14	15,500,000	15,498,988
U.S. Treasury Bill, 0.07%, due 4/24/14	8,209,000	8,208,138
U.S. Treasury Bill, 0.075%, due 5/01/14	12,015,000	12,013,473
U.S. Treasury Bill, 0.06%, due 7/31/14	1,759,000	1,758,554
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$113,236,366

7

Portfolio of Investments (unaudited) – continued

Floating Rate Demand Notes - 4.5%
Issuer	Shares/Par	Value ($)

East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.03%, due 3/03/14	8,700,000	$8,700,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.03%, due 3/03/14	8,400,000	8,400,000
Total Floating Rate Demand Notes, at Cost and Value		$17,100,000

Repurchase Agreements - 3.9%
Goldman Sachs Repurchase Agreement, 0.04%, dated 2/28/14, due 3/03/14, total to be received $3,109,010 (secured by U.S. Treasury and Federal Agency obligations valued at $3,171,190 in a jointly traded account)	$3,109,000	$3,109,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement, 0.04%, dated 2/28/14 due 3/03/14, total to be received $12,005,040 (secured by U.S. Treasury and Federal Agency obligations valued at $12,526,125 in a jointly traded account)	12,005,000	12,005,000
Total Repurchase Agreements, at Cost and Value		$15,114,000
Total Investments, at Amortized Cost and Value		$386,622,340

Other Assets, Less Liabilities - (0.06)%		(2,095,261)
Net Assets - 100.0%		$384,527,079

8

Portfolio of Investments (unaudited) – continued

MFS GOVERNMENT MONEY MARKET FUND

Issuer	Shares/Par	Value ($)

U.S. Government Agencies and Equivalents (y) - 98.3%
Fannie Mae, 0.06%, due 4/09/14	$180,000	$179,988
Fannie Mae, 0.07%, due 4/09/14	140,000	139,989
Federal Farm Credit Bank, 0.02%, due 3/03/14	547,000	546,999
Federal Home Loan Bank, 0.05%, due 3/03/14	125,000	125,000
Federal Home Loan Bank, 0.02%, due 3/05/14	900,000	899,998
Federal Home Loan Bank, 0.065%, due 3/05/14	200,000	199,999
Federal Home Loan Bank, 0.05%, due 3/07/14	249,000	248,998
Federal Home Loan Bank, 0.1%, due 3/17/14	300,000	299,987
Federal Home Loan Bank, 0.025%, due 3/21/14	400,000	399,994
Federal Home Loan Bank, 0.1%, due 3/21/14	100,000	99,994
Federal Home Loan Bank, 0.045%, due 4/02/14	230,000	229,991
Federal Home Loan Bank, 0.055%, due 4/02/14	127,000	126,994
Federal Home Loan Bank, 0.06%, due 4/02/14	377,000	376,980
Federal Home Loan Bank, 0.04%, due 4/04/14	296,000	295,989
Federal Home Loan Bank, 0.1%, due 4/04/14	350,000	349,967
Federal Home Loan Bank, 0.05%, due 4/09/14	280,000	279,985
Federal Home Loan Bank, 0.07%, due 4/09/14	250,000	249,981
Federal Home Loan Bank, 0.09%, due 4/09/14	345,000	344,966
Federal Home Loan Bank, 0.095%, due 4/11/14	100,000	99,989
Federal Home Loan Bank, 0.06%, due 4/16/14	656,000	655,950
Federal Home Loan Bank, 0.06%, due 4/23/14	468,000	467,959
Federal Home Loan Bank, 0.08%, due 4/23/14	230,000	229,973
Federal Home Loan Bank, 0.07%, due 5/07/14	319,000	318,958
Federal Home Loan Bank, 0.08%, due 5/07/14	225,000	224,966
Federal Home Loan Bank, 0.11%, due 5/14/14	100,000	99,977
Federal Home Loan Bank, 0.07%, due 5/16/14	147,000	146,978
Federal Home Loan Bank, 0.08%, due 5/23/14	300,000	299,945
Federal Home Loan Bank, 0.1%, due 5/28/14	100,000	99,976
Federal Home Loan Bank, 0.1%, due 6/13/14	108,000	107,969
Federal Home Loan Bank, 0.12%, due 6/18/14	625,000	624,773
Federal Home Loan Bank, 0.1%, due 7/01/14	300,000	299,898
Federal Home Loan Bank, 0.11%, due 7/02/14	139,000	138,948
Federal Home Loan Bank, 0.13%, due 7/02/14	100,000	99,956
Federal Home Loan Bank, 0.095%, due 7/11/14	247,000	246,914
Freddie Mac, 0.07%, due 3/24/14	240,000	239,989
Freddie Mac, 0.065%, due 4/21/14	470,000	469,957
U.S. Treasury Bill, 0.05%, due 4/17/14	470,000	469,969
U.S. Treasury Bill, 0.07%, due 4/24/14	490,000	489,949
U.S. Treasury Bill, 0.075%, due 5/01/14	250,000	249,968
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$11,478,760

9

Portfolio of Investments (unaudited) – continued

Repurchase Agreements - 1.7%
Issuer	Shares/Par	Value ($)

Goldman Sachs Repurchase Agreement, 0.04%, dated 2/28/14, due 3/03/14, total to be received $39,000 (secured by U.S. Treasury and Federal Agency obligations valued at $39,780 in a jointly traded account)	$39,000	$39,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement, 0.04%, dated 2/28/14, due 3/03/14, total to be received $155,001 (secured by U.S. Treasury and Federal Agency obligations valued at $161,728 in a jointly traded account)	155,000	155,000
Total Repurchase Agreements, at Cost and Value		$194,000
Total Investments, at Amortized Cost and Value		$11,672,760

Other Assets, Less Liabilities - (0.0)%		(1,045)
Net Assets - 100.0%		$11,671,715

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Portfolio Footnotes and Notes to Financial Statements

10

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 2/28/14 (unaudited)

These statements represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

MFS MONEY MARKET FUND

Assets
Investments, at amortized cost and value	$386,622,340
Cash	586
Receivables for
Fund shares sold	117,830
Interest	20,069
Receivable from investment adviser	71,789
Other assets	2,455
Total assets	$386,835,069
Liabilities
Payable for fund shares reacquired	$2,108,548
Payable to affiliates for shareholder servicing costs	177,511
Payable for independent Trustees’ compensation	11,928
Accrued expenses and other liabilities	10,003
Total liabilities	$2,307,990
Net assets	$384,527,079
Net assets consist of
Paid-in capital	$385,089,138
Accumulated net realized gain (loss) on investments	(546,820)
Accumulated distributions in excess of net investment income	(15,239)
Net assets	$384,527,079
Shares of beneficial interest outstanding	385,109,088
Net asset value per share (net assets of $384,527,079 / 385,109,088 shares of beneficial interest outstanding)	$1.00

A contingent deferred sales charge may be imposed on redemptions.

See Notes to Financial Statements

11

Statements of Assets and Liabilities (unaudited) – continued

MFS GOVERNMENT MONEY MARKET FUND

Assets
Investments, at amortized cost and value	$11,672,760
Cash	671
Receivable from investment adviser	17,622
Other assets	200
Total assets	$11,691,253
Liabilities
Payable for fund shares reacquired	$2,070
Payable to affiliates shareholder servicing costs	3,523
Payable for independent Trustees’ compensation	1,990
Accrued expenses and other liabilities	11,955
Total liabilities	$19,538
Net assets	$11,671,715
Net assets consist of
Paid-in capital	$11,674,193
Accumulated net realized gain (loss) on investments	6
Accumulated distributions in excess of net investment income	(2,484)
Net assets	$11,671,715
Shares of beneficial interest outstanding	11,676,707
Net asset value per share (net assets of $11,671,715 / 11,676,707 shares of beneficial interest outstanding)	$1.00

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 2/28/14 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by each fund’s operations.

MFS MONEY MARKET FUND

Net investment income
Interest income	$206,598
Expenses
Management fee	$786,187
Shareholder servicing costs	300,771
Administrative services fee	28,661
Independent Trustees’ compensation	5,508
Custodian fee	14,984
Shareholder communications	9,203
Audit and tax fees	17,399
Legal fees	3,529
Miscellaneous	37,300
Total expenses	$1,203,542
Fees paid indirectly	(12,834)
Reduction of expenses by investment adviser	(984,110)
Net expenses	$206,598
Net investment income	$0
Net realized gain (loss) on investments	$201
Change in net assets from operations	$201

See Notes to Financial Statements

13

Statements of Operations (unaudited) – continued

MFS GOVERNMENT MONEY MARKET FUND

Net investment income
Interest income	$3,926
Expenses
Management fee	$24,046
Shareholder servicing costs	9,845
Administrative services fee	8,679
Independent Trustees’ compensation	702
Custodian fee	3,409
Shareholder communications	1,890
Audit and tax fees	14,729
Legal fees	1,618
Registration fees	9,307
Miscellaneous	4,369
Total expenses	$78,594
Fees paid indirectly	(1,266)
Reduction of expenses by investment adviser	(73,402)
Net expenses	$3,926
Net investment income	$0
Net realized gain (loss) on investments	$6
Change in net assets from operations	$6

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

MFS MONEY MARKET FUND

Change in net assets	Six months ended 2/28/14 (unaudited)	Year ended 8/31/13
From operations
Net investment income	$0	$0
Net realized gain (loss) on investments	201	0
Change in net assets from operations	$201	$0
Fund share (principal) transactions at net asset value of $1 per share
Net proceeds from sale of shares	111,071,418	238,001,117
Cost of shares reacquired	(130,661,813)	(236,872,941)
Change in net assets from fund share transactions	$(19,590,395)	$1,128,176
Total change in net assets	$(19,590,194)	$1,128,176
Net assets
At beginning of period	404,117,273	402,989,097
At end of period (including accumulated distributions in excess of net investment of $15,239 for each of the two periods presented)	$384,527,079	$404,117,273

See Notes to Financial Statements

15

Statements of Changes in Net Assets – continued

MFS GOVERNMENT MONEY MARKET FUND

Change in net assets	Six months ended 2/28/14 (unaudited)	Year ended 8/31/13
From operations
Net investment income	$0	$0
Net realized gain (loss) on investments	6	0
Change in net assets from operations	$6	$0
Fund share (principal) transactions at net asset value of $1 per share
Cost of shares reacquired	(972,792)	(1,420,332)
Change in net assets from fund share transactions	$(972,792)	$(1,420,332)
Total change in net assets	$(972,786)	$(1,420,332)
Net assets
At beginning of period	12,644,501	14,064,833
At end of period (including accumulated distributions in excess of net investment income of $2,484 for each of the two periods presented)	$11,671,715	$12,644,501

See Notes to Financial Statements

16

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

MFS MONEY MARKET FUND

	Six months ended 2/28/14 (unaudited)		Years ended 8/31
			2013	2012	2011		2010		2009

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00	$0.00	$0.00		$0.00		$0.01
Net realized and unrealized gain (loss) on investments	0.00	(w)	—	—	(0.00	)(w)	0.00	(w)	(0.01)
Total from investment operations	$0.00	(w)	$0.00	$0.00	$(0.00	)(w)	$0.00	(w)	$0.00	(w)
From net investment income	$—		$—	$—	$—		$(0.00	)(w)	$(0.00	)(w)
From tax return of capital	—		—	—	—		(0.00	)(w)	—
Total distributions declared to shareholders	—		—	—	—		(0.00	)(w)	(0.00	)(w)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total return (%) (r)(t)	0.00	(n)	0.00	0.00	0.00		0.00	(w)	0.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.61	(a)	0.65	0.64	0.64		0.63		0.68
Expenses after expense reductions (f)	0.11	(a)	0.16	0.13	0.21		0.28		0.40
Net investment income	0.00	(a)	0.00	0.00	0.00		0.00		0.50
Net assets at end of period (000 omitted)	$384,527		$404,117	$402,989	$464,849		$508,566		$663,984

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.

See Notes to Financial Statements

17

Financial Highlights – continued

MFS GOVERNMENT MONEY MARKET FUND

	Six months ended 2/28/14 (unaudited)		Years ended 8/31
			2013	2012	2011	2010		2009

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00	$0.00	$0.00	$0.00		$(0.00	)(w)
Net realized and unrealized gain (loss) on investments	0.00	(w)	—	—	—	—		—
Total from investment operations	$0.00	(w)	$0.00	$0.00	$0.00	$0.00		$(0.00	)(w)
Less distribution declared to shareholders
From net investment income	$—		$—	$—	$—	$(0.00	)(w)	$(0.00	)(w)
From tax return of capital	—		—	—	—	(0.00	)(w)	$—
Total distribution declared to shareholders	—		—	—	—	(0.00	)(w)	(0.00	)(w)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (%) (r)(t)	0.00	(n)	0.00	0.00	0.00	0.01		0.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.31	(a)	1.18	1.13	1.00	0.79		0.69
Expenses after expense reductions (f)	0.09	(a)	0.14	0.11	0.17	0.20		0.33
Net investment income	0.00	(a)	0.00	0.00	0.00	0.00		0.27
Net assets at end of period (000 omitted)	$11,672		$12,645	$14,065	$16,164	$23,405		$39,413

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Money Market Fund and MFS Government Money Market Fund (the funds) are each a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the funds’ Statements of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period, the funds adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to an enforceable Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the funds, have been included in the funds’ Significant Accounting Policies note under the captions for each of the funds’ in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 (“ASU 2013-08”) Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the funds, management expects that the impact of the funds’ adoption will be limited to additional financial statement disclosures.

19

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Pursuant to procedures approved by the Board of Trustees, investments held by the funds are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the funds’ assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The funds’ assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2014 in valuing the funds’ assets or liabilities:

Investments at Value – Short Term Securities	Level 1	Level 2	Level 3	Total
MFS Money Market Fund	$—	$386,622,340	$—	$386,622,340
MFS Government Money Market Fund	$—	$11,672,760	$—	$11,672,760

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – Each fund enters into repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties. Each repurchase agreement is recorded at cost. Each fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The funds monitor, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the funds under each such repurchase agreement. Upon an event of default under a Master Repurchase Agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the funds and the applicable counterparty. The funds and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the funds. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the funds that have not yet occurred.

20

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the funds. This amount, for the six months ended February 28, 2014, is shown as a reduction of total expenses in the Statements of Operations.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the funds’ tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate the timing of recognition of certain expenses.

MFS Money Market Fund and MFS Government Money Market Fund declared no distributions for the current period or for the year ended August 31, 2013.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/14	MFS Money Market Fund	MFS Government Money Market Fund
Cost of investments	$386,622,340	$11,672,760

As of 8/31/13
Capital loss carryforwards	(547,021)	—
Late year ordinary loss deferral	(1,765)	(283)
Other temporary differences	(13,474)	(2,201)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after August 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried

21

Notes to Financial Statements (unaudited) – continued

forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of August 31, 2013, MFS Money Market Fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
8/31/15	$(35)
8/31/16	(124,119)
8/31/17	(422,794)
Total	$(546,948)

Post-enactment losses which are characterized as follows:
Short-Term	$(73)

(3) Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. Each fund’s management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.40%
Average daily net assets in excess of $1 billion	0.35%

During the six months ended February 28, 2014, MFS voluntarily waived receipt of management fees of $781,780 and $23,912 for MFS Money Market Fund and MFS Government Money Market Fund, respectively, in order to avoid a negative yield. These amounts, for the six months ended February 28, 2014, are included in the reduction of total expenses in the Statements of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the funds’ Board of Trustees. For the six months ended February 28, 2014, these management fee reductions amounted to $4,408 and $134, which are included in the reduction of total expenses in the Statements of Operations for MFS Money Market Fund and MFS Government Money Market Fund, respectively. For the six months ended February 28, 2014, these waivers had the effect of reducing the management fee for each fund by 0.40% of average daily net assets on an annualized basis. The management fee incurred for the six months ended February 28, 2014 was equivalent to an annual effective rate of 0.00% of each fund’s average daily net assets.

In order to avoid a negative yield for the six months ended February 28, 2014, MFS voluntarily agreed to reduce certain other expenses in the amount of $197,778 and $49,351, for MFS Money Market Fund and MFS Government Money Market Fund, respectively, which are included in the reduction of total expenses in the Statements of Operations.

Distributor – Certain shares acquired through an exchange may be subject to a contingent deferred sales charge upon redemption depending on when the shares exchanged were originally purchased. Contingent deferred sales charges paid to MFS

22

Notes to Financial Statements (unaudited) – continued

Distributors, Inc. (MFD) during the six months ended February 28, 2014 for the MFS Money Market Fund and MFS Government Money Market Fund were $41,376 and $0, respectively.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended February 28, 2014, the fee was $122,980 and $3,296, which equated to 0.0626% and 0.0548% annually of each fund’s average daily net assets for MFS Money Market Fund and MFS Government Money Market Fund, respectively. MFSC also receives payment from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 28, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $177,791 and $6,549 for MFS Money Market Fund and MFS Government Money Market Fund, respectively.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2014 was equivalent to an annual effective rate of 0.0146% and 0.1444% of the fund’s average daily net assets for MFS Money Market Fund and MFS Government Money Market Fund, respectively.

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to Trustees or officers of the funds who are also officers of the investment adviser, all of whom receive remuneration for their services to the funds from MFS. Certain officers and Trustees of the funds are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the funds had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $932 and $153 for MFS Money Market Fund and MFS Government Money Market Fund, respectively, and is included in independent Trustees’ compensation for the six months ended February 28, 2014. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $12,209 and $1,998 for MFS Money Market Fund and MFS Government Money Market Fund, respectively, at February 28, 2014, and is included in “Payable for independent Trustees’ compensation” in the Statements of Assets and Liabilities.

Other – These funds and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees

23

Notes to Financial Statements (unaudited) – continued

by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 28, 2014, the aggregate fees paid by the funds to Tarantino LLC and Griffin Compliance LLC were $1,315 and $42 for MFS Money Market Fund and MFS Government Money Market Fund, respectively, and are included in “Miscellaneous” expense in the Statements of Operations. MFS has agreed to reimburse the funds for a portion of the payments made by the funds in the amount of $180 and $5 for MFS Money Market Fund and MFS Government Money Market Fund, respectively, which is included in the reduction of total expenses in the Statements of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

(4) Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest.

The sale of each fund’s shares has been suspended except in certain circumstances. Please see each fund’s prospectus for details.

(5) Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the funds and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2014, the funds’ commitment fee were $884 and $30 and interest expense were $0 and $0, for MFS Money Market Fund and MFS Government Money Market Fund, respectively, and are included in “Miscellaneous” expense in the Statements of Operations.

(6) Subsequent Events

On April 8, 2014, the Board of Trustees approved certain changes to the MFS Money Market Fund’s name and strategy. Effective July 1, 2014, the name of MFS Money Market Fund will change to MFS U.S. Government Money Market Fund and the fund will adopt a non-fundamental investment policy of normally investing at least 80% of its assets in U.S. Government money market instruments and repurchase agreements collateralized by U.S. Government securities.

24

Notes to Financial Statements (unaudited) – continued

On April 8, 2014, the Board of Trustees of MFS Government Money Market Fund approved the liquidation and termination of the fund on or about July 23, 2014. Shareholder approval of the liquidation is not required.

25

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of each fund’s

Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. Each fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of each fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about each fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

Each fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of each fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

26

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 28, 2014

MFS® GLOBAL NEW DISCOVERY FUND

GND-SEM

MFS® GLOBAL NEW DISCOVERY FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The U.S. economy appears to have slowed early in 2014 after a strong second half of 2013. Harsh winter weather likely contributed to at least a temporary softening of consumer demand. Looking at the longer term, the pace of U.S. economic growth has been modest since the recovery began late in 2009. Corporate profits remain healthy overall. A major plus is the removal of a highly confrontational atmosphere in the U.S. Congress, which had clouded business decision-making since 2011.

Globally, recent months have been dominated by volatility, including emerging market currency jitters and rising geopolitical tensions. These add to the possibility of economic uncertainty and financial market unease. However, the eurozone continues to show signs of recovery, while Japan is making progress as it seeks to break free of deflation.

China’s transition toward a more consumer-oriented and less export-driven economy — one with a more stable and sustainable growth rate — could be positive in the long term. However, in the near term, any deceleration in China’s rate of growth could have a ripple effect on its many global trading partners.

In uncertain times such as these, it is particularly important to remember that managing risk should always be a top priority. At MFS®, active risk management is an integral part of our collaborative process. Our global team of investment professionals shares ideas and evaluates opportunities that span continents, investment disciplines and asset classes. Our goal is to build better insights, and ultimately better results, for our clients.

We understand and appreciate the economic challenges investors face, and we believe in the value of maintaining a long-term view and applying proven principles, such as asset allocation and diversification. We are confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

April 14, 2014

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Qlik Technologies, Inc.	1.3%
Bright Horizons Family Solutions, Inc.	1.2%
Swift Transportation Co.	1.2%
Bunzl PLC	1.2%
Croda International PLC	1.2%
Silicon Laboratories, Inc.	1.2%
CONSOL Energy, Inc.	1.1%
First Republic Bank	1.1%
Joy Global, Inc.	1.1%
Diana Shipping, Inc.	1.1%

Equity sectors
Technology	14.6%
Special Products & Services	11.9%
Industrial Goods & Services	11.8%
Health Care	11.2%
Basic Materials	9.6%
Energy	9.1%
Retailing	7.4%
Transportation	5.9%
Financial Services	4.5%
Leisure	4.4%
Consumer Staples	3.6%
Autos & Housing	3.1%
Utilities & Communications	1.4%

Issuer country weightings (x)
United States	59.6%
United Kingdom	11.0%
Japan	4.9%
Brazil	3.8%
Greece	2.4%
Canada	2.3%
Germany	2.1%
Mexico	1.4%
Norway	1.2%
Other Countries	11.3%

Currency exposure weightings (y)
United States Dollar	65.2%
British Pound Sterling	10.5%
Euro	5.5%
Japanese Yen	4.9%
Brazilian Real	3.8%
Mexican Peso	1.4%
Canadian Dollar	1.3%
Hong Kong Dollar	1.2%
Norwegian Krone	1.2%
Other Currencies	5.0%

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Percentages are based on net assets as of 2/28/14.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

September 1, 2013 through February 28, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2013 through February 28, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/13	Ending Account Value 2/28/14	Expenses Paid During Period (p) 9/01/13-2/28/14
A	Actual	1.50%	$1,000.00	$1,112.52	$7.86
	Hypothetical (h)	1.50%	$1,000.00	$1,017.36	$7.50
B	Actual	2.25%	$1,000.00	$1,107.62	$11.76
	Hypothetical (h)	2.25%	$1,000.00	$1,013.64	$11.23
C	Actual	2.24%	$1,000.00	$1,108.34	$11.71
	Hypothetical (h)	2.24%	$1,000.00	$1,013.69	$11.18
I	Actual	1.25%	$1,000.00	$1,113.36	$6.55
	Hypothetical (h)	1.25%	$1,000.00	$1,018.60	$6.26
R1	Actual	2.25%	$1,000.00	$1,107.62	$11.76
	Hypothetical (h)	2.25%	$1,000.00	$1,013.64	$11.23
R2	Actual	1.75%	$1,000.00	$1,110.91	$9.16
	Hypothetical (h)	1.75%	$1,000.00	$1,016.12	$8.75
R3	Actual	1.50%	$1,000.00	$1,112.52	$7.86
	Hypothetical (h)	1.50%	$1,000.00	$1,017.36	$7.50
R4	Actual	1.25%	$1,000.00	$1,113.36	$6.55
	Hypothetical (h)	1.25%	$1,000.00	$1,018.60	$6.26
R5	Actual	1.18%	$1,000.00	$1,114.06	$6.19
	Hypothetical (h)	1.18%	$1,000.00	$1,018.94	$5.91

(h)	5% class return per year before expenses.
(p)	Expenses Paid During Period are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class C shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

2/28/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.3%
Issuer	Shares/Par	Value ($)

Aerospace - 1.7%
FLIR Systems, Inc.	5,600	$191,182
MTU Aero Engines Holding AG	1,400	117,762
Saab AB	6,610	182,888

		$491,832
Airlines - 1.6%
Controladora Vuela Compania de Aviacion S.A.B. de C.V., ADR (a)	24,840	$230,515
Stagecoach Group PLC	35,979	234,970

		$465,485
Apparel Manufacturers - 2.0%
Arezzo Industria e Comercio S.A.	8,700	$102,593
Burberry Group PLC	4,797	123,786
Cia. Hering S.A.	7,100	75,398
Gerry Weber International AG	1,378	69,615
Stella International Holdings	20,500	50,295
Vince Holding Corp. (a)	6,370	171,990

		$593,677
Automotive - 1.5%
D’Ieteren S.A.	1,210	$54,614
Dorman Products, Inc. (a)	2,870	165,369
Guangzhou Automobile Group Co. Ltd., “H”	68,000	63,088
Thai Stanley Electric PLC	11,700	73,876
USS Co. Ltd.	5,400	72,746

		$429,693
Biotechnology - 0.3%
MiMedx Group, Inc. (a)	11,440	$81,796

Broadcasting - 0.8%
Proto Corp.	7,300	$97,482
RetailMeNot, Inc. (a)	3,540	147,866

		$245,348
Brokerage & Asset Managers - 1.4%
Aberdeen Asset Management PLC	20,759	$135,780
LPL Financial Holdings, Inc.	3,860	207,205
Rathbone Brothers PLC	2,583	75,045

		$418,030

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - 7.3%
Amadeus IT Holding S.A.	3,839	$168,852
Amsterdam Commodities N.V.	3,570	83,672
Brenntag AG	347	64,540
Bright Horizons Family Solutions, Inc. (a)	9,200	363,124
Bunzl PLC	13,472	354,862
Constant Contact, Inc. (a)	10,260	282,868
Diploma PLC	6,712	86,994
DKSH Holding Ltd.	920	66,476
Forrester Research, Inc.	2,440	88,377
Gartner, Inc. (a)	3,100	215,636
Intertek Group PLC	2,092	103,028
Performant Financial Corp. (a)	7,430	58,771
Sodexo	629	67,113
Xoom Corp. (a)	5,410	151,642

		$2,155,955
Cable TV - 0.2%
Ziggo N.V.	1,580	$72,296

Computer Software - 4.2%
CommVault Systems, Inc. (a)	4,320	$297,562
OBIC Business Consultants Co. Ltd.	5,300	186,700
OBIC Co. Ltd.	5,200	163,761
Qlik Technologies, Inc. (a)	12,660	386,130
SolarWinds, Inc. (a)	4,620	213,352

		$1,247,505
Computer Software - Systems - 5.4%
Brother Industries, Ltd.	15,000	$214,012
Cvent, Inc. (a)	3,840	150,835
E2open, Inc. (a)	3,420	95,042
Fleetmatics Group PLC (a)	4,470	165,167
Linx S.A.	4,000	71,684
MiX Telematics Ltd., ADR (a)	10,400	126,880
Model N, Inc. (a)	16,710	183,643
SciQuest, Inc. (a)	6,394	188,751
SS&C Technologies Holdings, Inc. (a)	7,230	279,656
Vantiv, Inc., “A” (a)	3,490	111,087

		$1,586,757
Conglomerates - 0.6%
DCC PLC	3,179	$168,379

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Construction - 1.1%
Bovis Homes Group PLC	10,895	$170,127
Eagle Materials, Inc.	1,820	160,888

		$331,015
Consumer Services - 4.0%
Anhanguera Educacional Participacoes S.A.	18,700	$104,715
Diamond Resorts International, Inc. (a)	9,240	168,076
Dignity PLC	8,718	219,127
HomeAway, Inc. (a)	5,570	255,496
Kroton Educacional S.A.	16,026	298,683
MakeMyTrip Ltd. (a)	4,750	122,788

		$1,168,885
Containers - 0.6%
Mayr-Melnhof Karton AG	1,333	$170,765

Electrical Equipment - 2.1%
Domino Printing Sciences PLC	5,024	$67,640
IMI PLC	4,025	102,786
MSC Industrial Direct Co., Inc., “A”	1,773	153,063
Sensata Technologies Holding B.V. (a)	4,060	164,998
Spectris PLC	2,821	116,066

		$604,553
Electronics - 4.1%
Mellanox Technologies Ltd. (a)	5,940	$216,929
Rubicon Technology, Inc. (a)	15,630	201,783
Silicon Laboratories, Inc. (a)	6,590	342,482
Stanley Electric Co. Ltd.	3,700	84,820
Stratasys Ltd. (a)	590	75,007
Ultratech, Inc. (a)	8,270	216,839
Universal Display Corp. (a)	1,760	60,790

		$1,198,650
Energy - Independent - 6.3%
Alpha Natural Resources, Inc. (a)	20,490	$110,031
Antero Resources Corp. (a)	4,610	278,167
Cabot Oil & Gas Corp.	7,310	255,850
CONSOL Energy, Inc.	8,240	330,424
Peabody Energy Corp.	14,240	250,054
Range Resources Corp.	2,790	240,080
Rice Energy, Inc. (a)	12,930	310,320
Walter Energy, Inc.	8,100	87,399

		$1,862,325

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Engineering - Construction - 0.8%
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	5,700	$73,503
Team, Inc. (a)	3,460	149,610

		$223,113
Food & Beverages - 3.4%
Bakkafrost P/f	13,250	$197,580
Cranswick PLC	11,166	234,660
Devro PLC	31,925	165,887
Grupo Lala S.A.B. de C.V.	54,000	113,125
Leroy Seafood Group A.S.A.	4,800	149,550
M. Dias Branco S.A. Industria e Comercio de Alimentos	4,300	150,195

		$1,010,997
Food & Drug Stores - 1.4%
Brazil Pharma S.A. (a)	75,100	$168,152
Cosmos Pharmaceutical Corp.	400	48,305
Fairway Group Holdings Corp. (a)	12,940	100,932
Sundrug Co. Ltd.	1,500	60,357
Wumart Stores, Inc., “H”	38,000	44,999

		$422,745
Furniture & Appliances - 0.5%
SEB S.A.	1,840	$148,931

Gaming & Lodging - 1.1%
Norwegian Cruise Line Holdings Ltd. (a)	5,510	$188,828
Paddy Power PLC	1,645	137,530

		$326,358
General Merchandise - 1.8%
Clicks Group Ltd.	10,123	$52,851
Dollarama, Inc.	1,700	132,570
Five Below, Inc. (a)	6,950	267,853
Mr. Price Group Ltd.	5,461	75,756

		$529,030
Insurance - 1.0%
Brasil Insurance Participacoes e Administracao S.A.	19,700	$133,252
Jardine Lloyd Thompson Group PLC	9,402	166,888

		$300,140
Internet - 0.7%
Shutterfly, Inc. (a)	3,810	$207,874

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Machinery & Tools - 7.4%
Allison Transmission Holdings, Inc.	7,360	$219,181
Burckhardt Compression Holding AG	385	200,489
Finning International, Inc.	5,750	156,615
IPG Photonics Corp. (a)	4,235	303,946
Joy Global, Inc.	5,840	321,200
Kennametal, Inc.	3,350	146,529
Nordson Corp.	2,120	155,099
Polypore International, Inc. (a)	6,290	217,697
Proto Labs, Inc. (a)	1,020	79,458
Spirax-Sarco Engineering PLC	2,402	124,731
WABCO Holdings, Inc. (a)	2,331	238,811

		$2,163,756
Medical & Health Technology & Services - 3.4%
Advisory Board Co. (a)	3,278	$210,054
Capital Senior Living Corp. (a)	9,360	237,931
Healthcare Services Group, Inc.	8,580	231,059
HealthStream, Inc. (a)	5,320	153,322
Kobayashi Pharmaceutical Co. Ltd.	1,200	67,918
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	126,669	110,035

		$1,010,319
Medical Equipment - 5.3%
Cardiovascular Systems, Inc. (a)	7,450	$260,750
Cepheid, Inc. (a)	5,537	297,115
DENTSPLY International, Inc.	2,100	95,298
Endologix, Inc. (a)	16,408	221,508
GenMark Diagnostics, Inc. (a)	5,680	70,773
Globus Medical, Inc., “A” (a)	8,160	193,066
Nakanishi, Inc.	500	81,065
NxStage Medical, Inc. (a)	6,416	88,990
Sonova Holding AG	562	79,492
TearLab Corp. (a)	22,210	178,791

		$1,566,848
Metals & Mining - 5.1%
Cameco Corp.	10,940	$265,404
Century Aluminum Co. (a)	13,080	154,867
Globe Specialty Metals, Inc.	10,474	208,118
GrafTech International Ltd. (a)	19,040	184,688
Horsehead Holding Corp. (a)	13,750	244,338
Iluka Resources Ltd.	23,845	199,801
Molycorp, Inc. (a)	23,740	123,923
Uranium Participation Corp. (a)	20,640	109,976

		$1,491,115

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Natural Gas - Pipeline - 0.4%
StealthGas, Inc. (a)	10,860	$114,139

Network & Telecom - 0.2%
VTech Holdings Ltd.	3,800	$42,943

Oil Services - 2.8%
Atwood Oceanics, Inc. (a)	6,230	$295,240
Dresser-Rand Group, Inc. (a)	4,060	220,580
Frank’s International N.V.	12,420	293,609

		$809,429
Other Banks & Diversified Financials - 1.1%
First Republic Bank	6,273	$326,008

Pharmaceuticals - 2.2%
Aratana Therapeutics, Inc. (a)	3,850	$89,975
Kythera Biopharmaceuticals, Inc. (a)	3,488	174,295
TherapeuticsMD, Inc. (a)	19,540	134,240
Tsumura & Co.	6,000	159,595
Virbac	297	74,098

		$632,203
Railroad & Shipping - 2.5%
Diana Shipping, Inc. (a)	23,900	$311,178
Navigator Holdings Ltd. (a)	6,835	165,065
Navios Maritime Holdings, Inc.	28,290	271,301

		$747,544
Real Estate - 0.9%
LEG Immobilien AG	1,710	$111,171
Midland Holdings Ltd.	322,000	154,765

		$265,936
Restaurants - 2.2%
Arcos Dorados Holdings, Inc.	28,900	$254,031
BJ’s Restaurants, Inc. (a)	5,870	162,599
Chuy’s Holdings, Inc. (a)	1,880	74,843
Dunkin Brands Group, Inc.	2,860	147,776

		$639,249
Specialty Chemicals - 3.9%
Croda International PLC	8,188	$348,402
Fuchs Petrolub SE, IPS	858	85,625
Rockwood Holdings, Inc.	1,970	155,394

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Chemicals - continued
Symrise AG	3,771	$185,250
Valspar Corp.	3,000	224,250
W.R. Grace & Co. (a)	1,536	155,658

		$1,154,579
Specialty Stores - 2.1%
Citi Trends, Inc. (a)	5,492	$90,069
MonotaRO Co. Ltd.	4,800	107,584
Monro Muffler Brake, Inc.	3,372	201,207
NEXT PLC	713	80,413
Tile Shop Holdings, Inc. (a)	9,800	151,116

		$630,389
Telephone Services - 1.1%
Bezeq - The Israel Telecommunication Corp. Ltd.	74,830	$121,895
TDC A.S.	18,871	187,436

		$309,331
Trucking - 1.8%
Atlas Air Worldwide Holdings, Inc. (a)	2,527	$76,139
Kintetsu World Express, Inc.	2,300	99,101
Swift Transportation Co. (a)	14,810	360,772

		$536,012
Total Common Stocks (Identified Cost, $24,966,780)		$28,901,934

	First Exercise
Warrants - 0.2%
Consumer Products - 0.2%
Merrill Lynch International & Co. (Dabur Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n) (Identified Cost, $34,607)	5/27/11	16,642	$46,736

Money Market Funds - 0.5%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)		148,371	$148,371
Total Investments (Identified Cost, $25,149,758)			$29,097,041

Other Assets, Less Liabilities - 1.0%			289,072
Net Assets - 100.0%			$29,386,113

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $46,736, representing 0.16% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IPS	International Preference Stock
PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $25,001,387)	$28,948,670
Underlying affiliated funds, at cost and value	148,371
Total investments, at value (identified cost, $25,149,758)	$29,097,041
Receivables for
Investments sold	571,905
Fund shares sold	40,223
Interest and dividends	31,380
Receivable from investment adviser	16,227
Other assets	330
Total assets	$29,757,106
Liabilities
Payables for
Investments purchased	$333,771
Fund shares reacquired	24,042
Payable to affiliates
Shareholder servicing costs	5,755
Distribution and service fees	412
Payable for independent Trustees’ compensation	4
Accrued expenses and other liabilities	7,009
Total liabilities	$370,993
Net assets	$29,386,113
Net assets consist of
Paid-in capital	$24,610,429
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	3,947,396
Accumulated net realized gain (loss) on investments and foreign currency	918,056
Accumulated net investment loss	(89,768)
Net assets	$29,386,113
Shares of beneficial interest outstanding	1,865,321

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$18,489,384	1,171,689	$15.78
Class B	545,491	35,163	15.51
Class C	4,014,722	258,761	15.52
Class I	5,510,860	347,252	15.87
Class R1	162,638	10,484	15.51
Class R2	183,528	11,697	15.69
Class R3	184,016	11,660	15.78
Class R4	166,264	10,476	15.87
Class R5	129,210	8,139	15.88

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.74 [100 / 94.25 x $15.78]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Income
Dividends	$120,954
Dividends from underlying affiliated funds	294
Foreign taxes withheld	(5,007)
Total investment income	$116,241
Expenses
Management fee	$129,220
Distribution and service fees	40,645
Shareholder servicing costs	15,599
Administrative services fee	8,679
Independent Trustees’ compensation	580
Custodian fee	21,118
Shareholder communications	5,895
Audit and tax fees	27,410
Legal fees	77
Registration fees	50,601
Miscellaneous	6,986
Total expenses	$306,810
Fees paid indirectly	(1)
Reduction of expenses by investment adviser and distributor	(100,800)
Net expenses	$206,009
Net investment loss	$(89,768)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$1,313,246
Foreign currency	566
Net realized gain (loss) on investments and foreign currency	$1,313,812
Change in unrealized appreciation (depreciation)
Investments	$1,444,978
Translation of assets and liabilities in foreign currencies	83
Net unrealized gain (loss) on investments and foreign currency translation	$1,445,061
Net realized and unrealized gain (loss) on investments and foreign currency	$2,758,873
Change in net assets from operations	$2,669,105

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/14 (unaudited)	Year ended 8/31/13
From operations
Net investment loss	$(89,768)	$(28,762)
Net realized gain (loss) on investments and foreign currency	1,313,812	569,815
Net unrealized gain (loss) on investments and foreign currency translation	1,445,061	1,854,573
Change in net assets from operations	$2,669,105	$2,395,626
Distributions declared to shareholders
From net realized gain on investments	$(860,012)	$(120,006)
Change in net assets from fund share transactions	$5,573,543	$13,825,062
Total change in net assets	$7,382,636	$16,100,682
Net assets
At beginning of period	22,003,477	5,902,795
At end of period (including accumulated net investment loss of $89,768 and $0, respectively)	$29,386,113	$22,003,477

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/14		Year ended	Period ended
Class A			8/31/13	8/31/12 (c)
	(unaudited)
Net asset value, beginning of period	$14.64		$12.01	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$(0.03)	$0.00	(w)
Net realized and unrealized gain (loss) on investments and foreign currency	1.68		2.85	2.01
Total from investment operations	$1.63		$2.82	$2.01
Less distributions declared to shareholders
From net realized gain on investments	$(0.49)		$(0.19)	$—
Net asset value, end of period (x)	$15.78		$14.64	$12.01
Total return (%) (r)(s)(t)(x)	11.25	(n)	23.75	20.10	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.26	(a)	3.08	4.66	(a)
Expenses after expense reductions (f)	1.50	(a)	1.49	1.50	(a)
Net investment income (loss)	(0.62	)(a)(l)	(0.19)	0.03	(a)
Portfolio turnover	25	(n)	39	40	(n)
Net assets at end of period (000 omitted)	$18,489		$13,661	$1,274

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/14		Year ended	Period ended
Class B			8/31/13	8/31/12 (c)
	(unaudited)
Net asset value, beginning of period	$14.46		$11.95	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.10)		$(0.14)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	1.64		2.84	2.01
Total from investment operations	$1.54		$2.70	$1.95
Less distributions declared to shareholders
From net realized gain on investments	$(0.49)		$(0.19)	$—
Net asset value, end of period (x)	$15.51		$14.46	$11.95
Total return (%) (r)(s)(t)(x)	10.76	(n)	22.85	19.50	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.01	(a)	4.11	5.34	(a)
Expenses after expense reductions (f)	2.25	(a)	2.25	2.25	(a)
Net investment loss	(1.36	)(a)(l)	(1.00)	(0.78	)(a)
Portfolio turnover	25	(n)	39	40	(n)
Net assets at end of period (000 omitted)	$545		$447	$203

	Six months ended 2/28/14		Year ended	Period ended
Class C			8/31/13	8/31/12 (c)
	(unaudited)
Net asset value, beginning of period	$14.46		$11.95	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.10)		$(0.13)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	1.65		2.83	2.01
Total from investment operations	$1.55		$2.70	$1.95
Less distributions declared to shareholders
From net realized gain on investments	$(0.49)		$(0.19)	$—
Net asset value, end of period (x)	$15.52		$14.46	$11.95
Total return (%) (r)(s)(t)(x)	10.83	(n)	22.85	19.50	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.00	(a)	3.92	5.43	(a)
Expenses after expense reductions (f)	2.24	(a)	2.23	2.25	(a)
Net investment loss	(1.37	)(a)(l)	(0.95)	(0.80	)(a)
Portfolio turnover	25	(n)	39	40	(n)
Net assets at end of period (000 omitted)	$4,015		$2,298	$296

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/14		Year ended		Period ended
Class I			8/31/13		8/31/12 (c)
	(unaudited)
Net asset value, beginning of period	$14.71		$12.03		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$(0.00	)(w)	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	1.68		2.87		2.02
Total from investment operations	$1.65		$2.87		$2.03
Less distributions declared to shareholders
From net realized gain on investments	$(0.49)		$(0.19)		$—
Net asset value, end of period (x)	$15.87		$14.71		$12.03
Total return (%) (r)(s)(x)	11.34	(n)	24.13		20.30	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.01	(a)	3.16		4.37	(a)
Expenses after expense reductions (f)	1.25	(a)	1.25		1.25	(a)
Net investment income (loss)	(0.36	)(a)(l)	(0.01)		0.17	(a)
Portfolio turnover	25	(n)	39		40	(n)
Net assets at end of period (000 omitted)	$5,511		$4,873		$3,649

	Six months ended 2/28/14		Year ended		Period ended
Class R1			8/31/13		8/31/12 (c)
	(unaudited)
Net asset value, beginning of period	$14.46		$11.95		$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.10)		$(0.14)		$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	1.64		2.84		2.02
Total from investment operations	$1.54		$2.70		$1.95
Less distributions declared to shareholders
From net realized gain on investments	$(0.49)		$(0.19)		$—
Net asset value, end of period (x)	$15.51		$14.46		$11.95
Total return (%) (r)(s)(x)	10.76	(n)	22.85		19.50	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.01	(a)	4.19		5.34	(a)
Expenses after expense reductions (f)	2.25	(a)	2.25		2.25	(a)
Net investment loss	(1.36	)(a)(l)	(1.03)		(0.81	)(a)
Portfolio turnover	25	(n)	39		40	(n)
Net assets at end of period (000 omitted)	$163		$147		$120

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/14		Year ended	Period ended
Class R2			8/31/13	8/31/12 (c)
	(unaudited)
Net asset value, beginning of period	$14.58		$11.99	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.07)		$(0.07)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	1.67		2.85	2.02
Total from investment operations	$1.60		$2.78	$1.99
Less distributions declared to shareholders
From net realized gain on investments	$(0.49)		$(0.19)	$—
Net asset value, end of period (x)	$15.69		$14.58	$11.99
Total return (%) (r)(s)(x)	11.09	(n)	23.45	19.90	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.51	(a)	3.68	4.84	(a)
Expenses after expense reductions (f)	1.75	(a)	1.75	1.75	(a)
Net investment loss	(0.86	)(a)(l)	(0.53)	(0.31	)(a)
Portfolio turnover	25	(n)	39	40	(n)
Net assets at end of period (000 omitted)	$184		$153	$120

	Six months ended 2/28/14		Year ended	Period ended
Class R3			8/31/13	8/31/12 (c)
	(unaudited)
Net asset value, beginning of period	$14.64		$12.01	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.05)		$(0.04)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	1.68		2.86	2.01
Total from investment operations	$1.63		$2.82	$2.01
Less distributions declared to shareholders
From net realized gain on investments	$(0.49)		$(0.19)	$—
Net asset value, end of period (x)	$15.78		$14.64	$12.01
Total return (%) (r)(s)(x)	11.25	(n)	23.75	20.10	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.26	(a)	3.43	4.59	(a)
Expenses after expense reductions (f)	1.50	(a)	1.50	1.50	(a)
Net investment loss	(0.61	)(a)(l)	(0.28)	(0.06	)(a)
Portfolio turnover	25	(n)	39	40	(n)
Net assets at end of period (000 omitted)	$184		$158	$120

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/14		Year ended		Period ended
Class R4			8/31/13		8/31/12 (c)
	(unaudited)
Net asset value, beginning of period	$14.71		$12.04		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$(0.00	)(w)	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	1.68		2.86		2.02
Total from investment operations	$1.65		$2.86		$2.04
Less distributions declared to shareholders
From net realized gain on investments	$(0.49)		$(0.19)		$—
Net asset value, end of period (x)	$15.87		$14.71		$12.04
Total return (%) (r)(s)(x)	11.34	(n)	24.02		20.40	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.01	(a)	3.19		4.34	(a)
Expenses after expense reductions (f)	1.25	(a)	1.25		1.25	(a)
Net investment income (loss)	(0.36	)(a)(l)	(0.03)		0.19	(a)
Portfolio turnover	25	(n)	39		40	(n)
Net assets at end of period (000 omitted)	$166		$149		$120

	Six months ended 2/28/14		Year ended 8/31/13 (i)
Class R5
	(unaudited)
Net asset value, beginning of period	$14.71		$12.68
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	1.68		2.03	(g)
Total from investment operations	$1.66		$2.03
Less distributions declared to shareholders
From net realized gain on investments	$(0.49)		$—
Net asset value, end of period (x)	$15.88		$14.71
Total return (%) (r)(s)(x)	11.41	(n)	16.01	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.95	(a)	2.79	(a)
Expenses after expense reductions (f)	1.18	(a)	1.22	(a)
Net investment loss	(0.30	)(a)(l)	(0.04	)(a)
Portfolio turnover	25	(n)	39
Net assets at end of period (000 omitted)	$129		$116

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 16, 2011, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, January 2, 2013, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global New Discovery Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a an enforceable Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 (“ASU 2013-08”) Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still

Notes to Financial Statements (unaudited) – continued

evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the

Notes to Financial Statements (unaudited) – continued

value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$17,086,100	$—	$—	$17,086,100
United Kingdom	3,244,637	—	—	3,244,637
Japan	1,443,446	—	—	1,443,446
Brazil	1,104,672	—	—	1,104,672
Greece	696,618	—	—	696,618
Canada	664,565	—	—	664,565
Germany	633,963	—	—	633,963
Mexico	417,143	—	—	417,143
Norway	347,130	—	—	347,130
Other Countries	3,067,889	242,507	—	3,310,396
Mutual Funds	148,371	—	—	148,371
Total Investments	$28,854,534	$242,507	$—	$29,097,041

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $121,895 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $1,572,788 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for

Notes to Financial Statements (unaudited) – continued

foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Zero Strike Warrants – The fund invested in low exercise price call warrants (zero strike warrants). Zero strike warrants are issued by banks or broker-dealers and allow the fund to gain exposure to common stocks in markets that place restrictions on investments by foreign investors and may or may not be traded on an exchange. Income received from zero strike warrants is recorded as dividend income in the Statement of Operations. To the extent the fund invests in zero strike warrants whose returns correspond to the performance of a foreign stock, investing in zero strike warrants will involve risks similar to the risks of investing in foreign securities. Additional risks associated with zero strike warrants include the potential inability of the counterparty to fulfill their obligations under the warrant, inability to transfer or liquidate the warrants and potential delays or an inability to redeem before expiration under certain market conditions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code,

Notes to Financial Statements (unaudited) – continued

and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/13
Ordinary income (including any short-term capital gains)	$120,006

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/14
Cost of investments	$25,175,820
Gross appreciation	5,187,386
Gross depreciation	(1,266,165)
Net unrealized appreciation (depreciation)	$3,921,221

As of 8/31/13
Undistributed ordinary income	397,917
Undistributed long-term capital gain	89,626
Other temporary differences	30
Net unrealized appreciation (depreciation)	2,479,018

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain on investments
	Six months ended 2/28/14	Year ended 8/31/13
Class A	$558,358	$34,405
Class B	14,705	4,079
Class C	101,433	11,031
Class I	161,049	62,951
Class R1	4,970	1,885
Class R2	5,273	1,885
Class R3	5,393	1,885
Class R4	4,970	1,885
Class R5	3,861	—
Total	$860,012	$120,006

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.975%
Next $1.5 billion of average daily net assets	0.90%
Average daily net assets in excess of $2.5 billion	0.85%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2014, this management fee reduction amounted to $305, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2014 was equivalent to an annual effective rate of 0.972% of the fund’s average daily net assets.

Prior to January 1, 2014, the investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses did not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.50%	2.25%	2.25%	1.25%	2.25%	1.75%	1.50%	1.25%	1.25%

Notes to Financial Statements (unaudited) – continued

This written agreement expired December 31, 2013. For the period September 1, 2013 through December 31, 2013, this reduction amounted to $65,488 and is included in the reduction of total expenses in the Statement of Operations. Effective January 1, 2014, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.50%	2.25%	2.25%	1.25%	2.25%	1.75%	1.50%	1.25%	1.22%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2014. For the period January 1, 2014 through February 28, 2014, this reduction amounted to $34,556 and is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $6,840 for the six months ended February 28, 2014, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$21,305
Class B	0.75%	0.25%	1.00%	1.00%	2,301
Class C	0.75%	0.25%	1.00%	0.99%	15,627
Class R1	0.75%	0.25%	1.00%	1.00%	779
Class R2	0.25%	0.25%	0.50%	0.50%	418
Class R3	—	0.25%	0.25%	0.25%	215
Total Distribution and Service Fees					$40,645

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2014, this rebate amounted to $309 and $129 for Class A and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2014, were as follows:

Amount
Class A	$404
Class B	2,430
Class C	1,800

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2014, the fee was $1,824, which equated to 0.0138% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended February 28, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $13,775.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2014 was equivalent to an annual effective rate of 0.0654% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 28, 2014,

Notes to Financial Statements (unaudited) – continued

the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $83 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $13, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On December 31, 2012, MFS purchased 7,886 shares of Class R5 for an aggregate amount of $100,000. On February 15, 2013, MFS redeemed 36,496 shares of Class I for an aggregate amount of $500,000. On March 1, 2013, MFS redeemed 18,342 shares of Class I for an aggregate amount of $250,000. On March 7, 2013, MFS redeemed 18,051 shares of Class I for an aggregate amount of $250,000. On June 6, 2013, MFS redeemed 55,788 shares of Class I for an aggregate amount of $800,000. On July 18, 2013, MFS redeemed 33,467 shares of Class I for an aggregate amount of $500,000. On September 10, 2013, MFS redeemed 45,396 shares of Class I for an aggregate amount of $700,000. At February 28, 2014, MFS held 100%, 90%, 90%, 100%, and 100% of the outstanding shares of Class R1, Class R2, Class R3, Class R4, and Class R5, respectively.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $11,254,091 and $6,420,825, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/14		Year ended 8/31/13 (i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	514,023	$7,982,552	957,491	$13,230,152
Class B	9,634	147,250	18,453	252,966
Class C	102,588	1,558,158	172,031	2,325,262
Class I	86,498	1,342,925	235,174	3,213,300
Class R2	840	12,961	357	5,205
Class R3	484	7,581	670	9,825
Class R5	—	—	7,886	100,000
	714,067	$11,051,427	1,392,062	$19,136,710

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/14		Year ended 8/31/13 (i)
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	36,655	$558,250	2,768	$34,405
Class B	980	14,705	331	4,079
Class C	6,758	101,364	892	11,005
Class I	10,519	161,049	5,052	62,951
Class R1	331	4,970	153	1,885
Class R2	348	5,273	152	1,885
Class R3	354	5,393	152	1,885
Class R4	325	4,970	151	1,885
Class R5	253	3,861	—	—
	56,523	$859,835	9,651	$119,980

Shares reacquired
Class A	(311,865)	$(4,845,377)	(133,477)	$(1,834,466)
Class B	(6,391)	(95,252)	(4,871)	(63,509)
Class C	(9,539)	(146,160)	(38,738)	(515,720)
Class I	(81,086)	(1,250,930)	(212,106)	(3,017,933)
	(408,881)	$(6,337,719)	(389,192)	$(5,431,628)

Net change
Class A	238,813	$3,695,425	826,782	$11,430,091
Class B	4,223	66,703	13,913	193,536
Class C	99,807	1,513,362	134,185	1,820,547
Class I	15,931	253,044	28,120	258,318
Class R1	331	4,970	153	1,885
Class R2	1,188	18,234	509	7,090
Class R3	838	12,974	822	11,710
Class R4	325	4,970	151	1,885
Class R5	253	3,861	7,886	100,000
	361,709	$5,573,543	1,012,521	$13,825,062

(i)	For Class R5, the period is from inception, January 2, 2013, through the stated period end.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund,

Notes to Financial Statements (unaudited) – continued

based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2014, the fund’s commitment fee and interest expense were $43 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	465,808	8,188,758	(8,506,195)	148,371

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$294	$148,371

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IV

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: April 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: April 14, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 14, 2014

*	Print name and title of each signing officer under his or her signature.